Note 11 - Non-controlling Interests - Share Options (Details)	12 Months Ended
	Nov. 30, 2024 $ / shares		Nov. 30, 2024 $ / shares		Nov. 30, 2023 $ / shares	Nov. 30, 2023 $ / shares
Statement Line Items [Line Items]
Balance, option	14,945,195		14,945,195		14,003,075	14,003,075
Balance, weighted average exercise of option (in CAD per share)	$ 1.6				$ 1.61
Granted, option	2,763,234		2,763,234		3,700,000	3,700,000
Granted, weighted average exercise of option (in CAD per share)	$ 1.19				$ 1.1
Forfeited, option					(17,500)	(17,500)
Forfeited, weighted average exercise of option (in dollars per share)					$ 1.83
Balance, option	15,481,429		15,481,429		14,945,195	14,945,195
Balance, weighted average exercise of option (in CAD per share)	$ 1.61				$ 1.6
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Balance, option	82,500		82,500		0	0
Balance, weighted average exercise of option (in CAD per share)			$ 10			$ 0
Granted, option	106,050		106,050		82,500	82,500
Granted, weighted average exercise of option (in CAD per share)			$ 10			$ 10
Forfeited, option	(3,000)		(3,000)
Forfeited, weighted average exercise of option (in dollars per share)			$ 10
Balance, option	185,550	[1]	185,550	[1]	82,500	82,500
Balance, weighted average exercise of option (in CAD per share)			$ 10			$ 10

[1]	As at November 30, 2024, outstanding U.S. GoldMining stock options have a weighted average remaining contractual life of 3.88 years.